Financial and capital risk management (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	$ 419	$ 53
Liabilities	116	197
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	703	68
Liabilities	228	625
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets	646	52
Liabilities	169	601
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets	57	16
Liabilities	$ 59	23
Not Designated As Hedging Instruments [Member] | Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Liabilities		$ 1